INVESTMENT IN PREFERRED EQUITY	12 Months Ended
Dec. 31, 2024
XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
INVESTMENT IN PREFERRED EQUITY

NOTE 8. INVESTMENT IN PREFERRED EQUITY

New Rise SAF Renewables Limited Liability Company (“New Rise SAF”) issued the Company 100,000 preferred membership units in exchange for $1,000,000 on November 16, 2024, 109,000 preferred membership units in exchange for $1,090,000 on December 6, 2024, and 25,000 preferred membership units in exchange for $250,000 on December 31, 2024. The preferred membership units have a liquidation preference five times over the common membership interest holders of New Rise SAF. The units are recorded as investments in equity securities pursuant to ASC 321 and recognized at cost minus impairment.